Condensed Balance Sheets - USD ($)	May 31, 2018	Nov. 30, 2017	Nov. 30, 2016
ASSETS
TOTAL ASSETS	$ 0	$ 0	$ 0
CURRENT LIABILITIES
Accounts payable	5,175	37,222	35,247
Judgment payable		40,981	37,981
TOTAL CURRENT LIABILITIES	5,175	78,203	73,228
COMMITMENTS AND CONTINGENCIES, note 2
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Common stock, $0.001 par value, 400,000,000 shares authorized, 207,837,336 shares issued and outstanding	39,105	39,105	39,105
Additional paid-in capital	116,145	95,145	95,145
Accumulated deficit	(160,425)	(212,453)	(207,478)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	(5,175)	(78,203)	(73,228)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 0	$ 0	$ 0